Commitments and Contingencies (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase commitment amount	$ 27.0
Purchase commitment due in 2022	12.9
Purchase commitment due in 2023	$ 14.1